Loans Receivable, Net (Impaired Financing Receivables) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, related allowance	$ 0	$ 0	$ 738,662
Impaired financing receivable, recorded investment	2,219,330	3,229,883	9,364,125
Impaired financing receivable, unpaid principal balance	3,268,049	4,305,403	11,299,728
Impaired financing receivable, average recorded investment	3,864,751	6,394,612	11,026,748
Impaired financing receivable, interest income, accrual method	82,925	54,372	328,920
Residential Real Estate
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	1,284,303	1,086,433	1,700,861
Impaired financing receivable, with no related allowance, unpaid principal balance	1,284,303	1,086,433	1,700,861
Impaired financing receivable, with no related allowance, average recorded investment	1,877,590	1,322,609	1,743,906
Impaired financing receivable, with no related allowance, interest income, accrual method	24,597	0	31,853
Impaired financing receivable, related allowance			0
Impaired financing receivable, recorded investment			1,700,861
Impaired financing receivable, unpaid principal balance			1,700,861
Impaired financing receivable, average recorded investment			1,743,906
Impaired financing receivable, interest income, accrual method			31,853
Consumer Loans
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	161,869	184,402	986,380
Impaired financing receivable, with no related allowance, unpaid principal balance	170,169	192,702	994,680
Impaired financing receivable, with no related allowance, average recorded investment	210,722	1,106,795	502,479
Impaired financing receivable, with no related allowance, interest income, accrual method	1,591	0	0
Impaired financing receivable, related allowance			73,662
Impaired financing receivable, recorded investment			1,060,042
Impaired financing receivable, unpaid principal balance			1,068,342
Impaired financing receivable, average recorded investment			508,618
Impaired financing receivable, interest income, accrual method			0
Commercial Business
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	53,047	64,406	77,206
Impaired financing receivable, with no related allowance, unpaid principal balance	948,046	959,406	972,206
Impaired financing receivable, with no related allowance, average recorded investment	58,597	71,422	85,020
Impaired financing receivable, with no related allowance, interest income, accrual method	0	0	0
Impaired financing receivable, related allowance			0
Impaired financing receivable, recorded investment			77,206
Impaired financing receivable, unpaid principal balance			972,206
Impaired financing receivable, average recorded investment			85,020
Impaired financing receivable, interest income, accrual method			0
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	720,111	1,894,642	5,084,458
Impaired financing receivable, with no related allowance, unpaid principal balance	865,531	2,066,862	6,116,761
Impaired financing receivable, with no related allowance, average recorded investment	1,717,842	3,893,786	8,052,817
Impaired financing receivable, with no related allowance, interest income, accrual method	$ 56,737	$ 54,372	212,186
Impaired financing receivable, related allowance			665,000
Impaired financing receivable, recorded investment			6,526,016
Impaired financing receivable, unpaid principal balance			7,558,319
Impaired financing receivable, average recorded investment			8,689,204
Impaired financing receivable, interest income, accrual method			$ 297,067